CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash	¥ 707,261	$ 102,543	¥ 2,684,342
Restricted cash	0	0	47,362
Accounts receivable, net			367
Inventories	1,473,990	213,708	812,363
Prepayments and other current assets	1,689,079	244,893	1,729,027
Total current assets	3,870,330	561,144	5,273,461
Non-current assets:
Cryptocurrency	87,273	12,653	20,310
Property, equipment and software, net	597,988	86,700	185,566
Right-of-use assets	29,600	4,292	30,920
Deferred tax assets	151,410	21,952	99,044
Other non-current assets	17,437	2,528	2,956
Non-current financial investment	20,000	2,900	20,000
Total non-current assets	903,708	131,025	358,796
Total assets	4,774,038	692,169	5,632,257
Current liabilities:
Accounts payable	116,333	16,867	143,441
Contract liabilities	4,613	669	1,340,731
Income tax payable	50,340	7,299	148,719
Accrued liabilities and other current liabilities	336,705	48,814	437,394
Lease liabilities, current	16,118	2,337	14,819
Total current liabilities	524,109	75,986	2,085,104
Non-current liabilities:
Lease liabilities, non-current	10,039	1,456	16,292
Warrant liability			66,347
Other non-current liabilities	4,163	604	5,824
Total liabilities	538,311	78,046	2,173,567
Contingencies (Note 15)
Shareholders' equity:
Ordinary shares (US$0.00000005 par value; 1,000,000,000,000 shares authorized; 2,804,138,492 shares issued, 2,577,386,552 and 2,496,001,757 shares outstanding as of December 31, 2021 and 2022, respectively)	1		1
Subscriptions receivable from shareholders	(1)		(1)
Treasury stocks (US$0.00000005 par value; 226,751,940 and 308,136,735 shares as of December 31, 2021 and 2022, respectively)	(380,538)	(55,173)	(231,281)
Additional paid-in capital	3,298,531	478,242	2,891,134
Statutory reserves	102,586	14,874	97,420
Accumulated other comprehensive loss	(4,844)	(702)	(101,925)
Retained earnings	1,219,992	176,882	803,342
Total shareholders' equity	4,235,727	614,123	3,458,690
Total liabilities and shareholders' equity	¥ 4,774,038	$ 692,169	¥ 5,632,257